Consolidated Statement of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of cash flows [abstract]
Income/(loss) for the year		$ 42,540	$ (100,863)	$ (10,447)
Adjustments to reconcile net income/(loss) with cash flow from operating activities before changes in working capital:
Depreciation of property, plant and equipment		5,656	6,072	5,900
Depreciation of right-of-use assets		6,255	4,223	4,598
Amortization of intangibles		4,933	4,816	5,979
Income tax expense		10,170	13,705	11,296
Finance (income)/expenses		(37,917)	78,636	54,489
IFRS 2 Share-based payment expense (listing expense)			73,917
Unrealized currency exchange rate differences		1,652
Share of result of joint ventures		919	305	(806)
Net (gain)/loss on sale of property, plant and equipment		(555)	(317)	134
Net loss on sale or disposal of intangibles		203		161
Impairment loss on property, plant and equipment		4,689
Impairment loss on right-of-use assets		356
Impairment loss on intangible assets		135
Impairment loss on goodwill		838
Inventory provision		5,717	5,391	1,616
Provision/(reversed provision) for bad debt		2,673	(818)	(1,915)
Provisions		43		761
Cash flow from operating activities before changes in working capital		48,307	85,067	71,766
Changes in working capital:
Trade and other receivables, net		(16,582)	(21,257)	1,889
Amounts owed by related parties		474	1,387	(613)
Inventories, net		(32,690)	(20,536)	(898)
Current tax assets, net		895	(5,308)	(10,077)
Other current assets, net		1,500	(5,441)	(9,635)
Trade and other payables		14,210	32,825	11,795
Amounts owed to related parties		1,998	(3,448)	1,354
Current tax liabilities, net		(6,643)	2,103	7,499
Other liabilities		10,865	(12,936)	12,014
Provisions		(415)		(821)
Other financial assets		46	505	370
Other assets		710	(2,699)	1,256
Cash generated from operations		22,675	50,262	85,899
Interest paid		(1,261)	(1,697)	(1,839)
Dividends received			300
Income tax paid		(7,308)	(11,562)	(13,140)
Cash flow provided by operating activities		14,106	37,303	70,920
Investing activities
Acquisition of property, plant and equipment		(20,612)	(14,122)	(7,699)
Proceeds from sale of property, plant and equipment		2,686	794	632
Acquisition and development of intangibles		(10,963)	(10,403)	(10,219)
Proceeds from related parties		61	28	195
Cash flow used in investing activities		(28,828)	(23,703)	(17,091)
Financing activities
Proceeds from borrowings		134,412	280,795	106,736
Payments on borrowings		(124,202)	(272,301)	(120,586)
Advances from related parties		61		32
Payments to related parties		(7,191)	(9,154)	(5,856)
Interest paid on borrowings		(10,028)	(17,428)	(15,102)
Payment of lease liabilities		(6,679)	(8,854)	(5,733)
Redeemed shares			(45,000)
Cash obtained in acquisition			129,986
Cash flow (used in) generated from financing activities		(13,627)	58,044	(40,509)
Net (decrease) increase in cash		(28,349)	71,644	13,320
Cash at beginning of the year		72,112	4,229	2,042
Effect of exchange rate fluctuations		(760)	(3,761)	(11,133)
Cash at end of the year		43,003	72,112	4,229
Non-cash financing and investing activities	[1]	$ 50,897	$ (145,286)	$ 40,759

[1]	For the year ended December 31, 2022, non-cash investing and financing activities include new lease liabilities $12,647 (2021: $7,283, 2020: 11,022), interest capitalization on property, plant and equipment under IAS 23 $196 (2021: 571), invoices from suppliers financed via reverse factoring classified as Trade and other payables $5,696 (2021: $8,288, 2020: 7,311), and invoices from suppliers financed via reverse factoring classified as Borrowings $32,358 (2021: $48,138 2020: 22,426). For the year ended December 31, 2021, it also included 50% purchase price of acquisition of Pharmaceutical Production Facility $744, termination of the put option agreements in exchange for new equity instruments in Procaps Group, S.A. $(239,273) (Refer to Note 23), and conversion of SPAC Warrants to Warrants in Procaps Group, S.A. $28,963.